DUNDAS INTERNATIONAL EQUITY GROWTH FUND® (the “Fund”)

Supplement dated December 12, 2022 to the Prospectus dated July 1, 2022

On December 8, 2022, the Board of Trustees (“Board”) of Forum Funds II (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, Dundas Partners LLP (the “Adviser”), has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the Fund’s ability to commence operations and the Board concluded that it is in the best interest of the Fund and its prospective shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up as soon as reasonably practicable. The Fund anticipates that it will complete the liquidation on or around the close of business on or about December 16, 2022 (the “Liquidation Date”). On the Liquidation Date, the Fund will be terminated and dissolved.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 536-7414.

PLEASE RETAIN FOR FUTURE REFERENCE.

DUNDAS INTERNATIONAL EQUITY GROWTH FUND® (the “Fund”)

Supplement dated December 12, 2022 to the Statement of Additional Information (“SAI”) dated July 1, 2022

On December 8, 2022, the Board of Trustees (“Board”) of Forum Funds II (the “Trust”) approved a Plan of Liquidation and Dissolution (the “Plan”) pursuant to which the assets of the Fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the Fund will be distributed to shareholders. The Fund’s investment adviser, Dundas Partners LLP (the “Adviser”), has recommended that the Board approve the Plan based on market conditions and economic factors adversely affecting the Fund’s ability to commence operations and the Board concluded that it is in the best interest of the Fund and its prospective shareholders to liquidate the Fund pursuant to the Plan.

In anticipation of the liquidation, the Fund will stop accepting purchases into the Fund as of the date of this supplement. Thereafter, the Fund will begin its process of winding up as soon as reasonably practicable. The Fund anticipates that it will complete the liquidation on or around the close of business on or about December 16, 2022 (the “Liquidation Date”). On the Liquidation Date, the Fund will be terminated and dissolved.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 536-7414.

PLEASE RETAIN FOR FUTURE REFERENCE.